Related Party Transactions (Details)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Related Party Transactions [Line Items]
Granted stock options	479,505
Weighted average exercise price (in Dollars per share) | $ / shares	$ 2.36
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Granted stock options	9,975,000
Recognized over a vesting period	1-4-years vesting period
Stock Options [Member]
Related Party Transactions [Line Items]
Granted stock options	539,000
Recognized over a vesting period	1-4-year vesting period
Executive Officers and Board Members [Member]
Related Party Transactions [Line Items]
Granted stock options	479,505
Weighted average exercise price (in Dollars per share) | $ / shares	$ 2.36
Executive Officers and Board Members [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Granted stock options	871,061